Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,738,002,500.00
Previously Paid Amount	0.00
Total Fee Amount	1,031,588.19
Total Offset Amount	0.00
Net Fee	1,031,588.19
Narrative - Max Aggregate Offering Price	$ 6,738,002,500.00
Final Prospectus	true